Expense Example	Apr. 23, 2026 USD ($)
SMART Trend 25 ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 60
Expense Example, with Redemption, 3 Years	189
SMART Earnings Growth 30 ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	60
Expense Example, with Redemption, 3 Years	$ 189